Financial information by segment, Revenues and Adjusted EBITDA (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2024 USD ($) Customer	Sep. 30, 2023 USD ($) Customer
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	4
Revenue	$ 918,744	$ 858,583
Adjusted EBITDA	$ 657,541	$ 627,281
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	3	3
Revenue	$ 675,657	$ 640,117
Adjusted EBITDA	$ 476,872	460,442
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1
Revenue	$ 107,344	84,974
Adjusted EBITDA	79,515	66,526
Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	92,732	91,825
Adjusted EBITDA	74,652	73,256
Water [Member]
Financial information by segment [Abstract]
Revenue	43,011	41,667
Adjusted EBITDA	26,502	27,057
North America [Member]
Financial information by segment [Abstract]
Revenue	372,143	338,745
Adjusted EBITDA	279,708	260,684
South America [Member]
Financial information by segment [Abstract]
Revenue	140,779	140,269
Adjusted EBITDA	108,406	112,049
EMEA [Member]
Financial information by segment [Abstract]
Revenue	405,822	379,569
Adjusted EBITDA	$ 269,427	$ 254,548